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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Chesapeake Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B, Dover, DE 19901
(Name and Address of Agent for Service)

With a copy to:

Simon H. Berry

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

and

John H. Lively, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2019 (Unaudited)

Common Stocks - 85.8%	Shares	Value
Communication Services - 16.1%
Entertainment - 6.8%
Spotify Technology S.A. *	5,926	$802,677
Take-Two Interactive Software, Inc. *	8,993	949,211
Walt Disney Company (The)	5,748	641,017
		2,392,905
Interactive Media & Services - 9.3%
Alphabet, Inc. - Class C *	2,101	2,345,493
Facebook, Inc. - Class A *	5,806	967,802
		3,313,295
Consumer Discretionary - 7.7%
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. *	915	1,572,638

Specialty Retail - 1.4%
Five Below, Inc. *	3,953	489,105

Textiles, Apparel & Luxury Goods - 1.9%
lululemon athletica, inc. *	4,605	680,665

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
EOG Resources, Inc.	9,777	969,878
Pioneer Natural Resources Company	6,649	946,286
		1,916,164
Financials - 13.0%
Banks - 10.1%
Bank of America Corporation	77,400	2,203,578
Citigroup, Inc.	17,610	1,135,141
SVB Financial Group *	1,079	251,817
		3,590,536
Capital Markets - 2.9%
Charles Schwab Corporation (The)	21,930	1,025,666

Health Care - 13.0%
Biotechnology - 2.4%
Vertex Pharmaceuticals, Inc. *	4,490	857,186

Health Care Equipment & Supplies - 2.9%
Intuitive Surgical, Inc. *	1,248	653,503

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 85.8% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Health Care Equipment & Supplies - 2.9% (Continued)
Masimo Corporation *	2,900	$360,731
		1,014,234
Health Care Providers & Services - 5.9%
Humana, Inc.	6,752	2,086,300

Life Sciences Tools & Services - 1.8%
Illumina, Inc. *	2,274	636,242

Industrials - 5.5%
Aerospace & Defense - 3.2%
L3 Technologies, Inc.	5,611	1,104,694

Building Products - 1.2%
Advanced Drainage Systems, Inc.	16,831	429,191

Industrial Conglomerates - 1.1%
Roper Technologies, Inc.	1,398	395,997

Information Technology - 22.6%
IT Services - 8.1%
Mastercard, Inc. - Class A	8,291	1,750,479
PayPal Holdings, Inc. *	3,510	311,547
Square, Inc. - Class A *	11,222	800,690
		2,862,716
Semiconductors & Semiconductor Equipment - 1.3%
NXP Semiconductors N.V.	5,116	445,246

Software - 10.9%
2U, Inc. *	9,355	531,832
DocuSign, Inc. *	8,845	437,385
Five9, Inc. *	9,678	494,836
Q2 Holdings, Inc. *	6,422	381,659
RealPage, Inc. *	4,902	273,385
salesforce.com, Inc. *	11,527	1,751,758
		3,870,855
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	4,916	818,219

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 85.8% (Continued)	Shares	Value
Materials - 2.5%
Construction Materials - 2.5%
Vulcan Materials Company	8,618	$876,020

Total Common Stocks (Cost $32,588,538)		$30,377,874

Money Market Funds - 14.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.27% (a) (Cost $5,168,096)	5,168,096	$5,168,096

Total Investments at Value - 100.4% (Cost $37,756,634)		$35,545,970

Liabilities in Excess of Other Assets - (0.4%)		(139,190)

Total Net Assets - 100.0%		$35,406,780

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund

Notes to Schedule of Investments

January 31, 2019 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities, including common stocks and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$30,377,874	$-	$-	$30,377,874
Money Market Funds	5,168,096	-	-	5,168,096
Total	$35,545,970	$-	$-	$35,545,970

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2019, the Fund did not have any Level 2 or Level 3 securities or derivative instruments.

The Chesapeake Growth Fund

Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2019:

Cost of portfolio investments	$37,862,091
Gross unrealized appreciation	$527,689
Gross unrealized depreciation	(2,843,810)
Net unrealized depreciation	$(2,316,121)

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 13, 2019

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	March 13, 2019